SHORT-TERM NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
SHORT-TERM NOTES PAYABLE
SHORT-TERM NOTES PAYABLE

14. SHORT-TERM NOTES PAYABLE

The Company enters into arrangements with banks whereby the banks issue notes to the Company’s materials and equipment vendors, which effectively serve to extend the payment date of the associated accounts payable. Vendors may present the notes for payment to a bank, including the bank issuing the note, prior to the stated maturity date, but generally at a discount from the face amount of the note. The Company is generally required to deposit restricted cash balances with the issuing bank, which are utilized to immediately repay the bank upon the bank’s settlement of the notes. Given the purpose of these arrangements is to extend the payment dates of accounts payable due to suppliers, the Company has recorded such amounts as short-term notes payable. As payments by the bank are immediately repaid by the Company’s restricted cash balances and other deposits with the same bank, the notes payable does not represent cash borrowings from the bank. As of December 31, 2022 and 2023, short-term notes payable was $1,493,399 and $878,285, respectively.